Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Operations And Comprehensive Income
Revenue from mining operations	$ 31,746	$ 34,116	$ 33,359
Cost of sales	32,016	27,850	22,106
Mine operating income (loss)	(270)	6,266	11,253
Operating expenses:
General and administrative expenses	3,193	3,610	3,327
Share-based payments	937	630	2,018
Income (loss) before other items	(4,400)	2,026	5,908
Interest and other income	545	215	246
Unrealized gain (loss) on long-term investments	1,282	(5)	5
Fair value adjustment on warrant liability	520	1,304	563
Unrealized foreign exchange gain (loss)	(663)	(801)	(933)
Finance cost	(84)	(444)	(157)
Accretion of reclamation provision	(104)	(122)	(93)
Interest expense	(64)	(109)	(103)
Income (loss) from continuing operations before income taxes	(2,968)	2,064	5,436
Income taxes:
Current income tax expense	(327)	(1,052)	(2,911)
Deferred income tax recovery	960	645	140
Income tax recovery (expense)	633	(407)	(2,771)
Net income (loss) from continuing operations	(2,335)	1,657	2,665
Loss from discontinued operations and on disposal	(29,126)	(31)	(143)
Net income (loss)	(31,461)	1,626	2,522
Other comprehensive income (loss):
Currency translation differences	1,603	(2,051)	2,383
Reclassification of foreign exchange on translation into net loss on sale of discontinued operations	(42)
Total comprehensive income (loss)	$ (29,900)	$ (425)	$ 4,905
Basic	$ (0.03)	$ 0.03	$ 0.05
Diluted	(0.03)	0.03	0.05
Earnings (loss) per share
Basic	(0.45)	0.03	0.05
Diluted	$ (0.45)	$ 0.03	$ 0.05
Weighted average number of common shares outstanding
Basic	69,980,178	56,851,626	52,523,454
Diluted	69,980,178	60,000,637	53,320,009